Note 4 - Related Party Transactions (Details Textual)			1 Months Ended		6 Months Ended				12 Months Ended
	Apr. 18, 2022 USD ($)	May 30, 2018	Apr. 30, 2022	Feb. 28, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 01, 2023	Dec. 31, 2022 USD ($)
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €						€ 775			€ 720
Related Party Transaction, Agreement Term (Year)		5 years			5 years	5 years
Related Party Transaction, Discount Percentage on Daily Vessel Management Fee										5.00%
Commissions Related Party					$ 286,237		$ 521,107
Payments to Acquire Vessel					(0)		36,968,387
Eurobulk Ltd. [Member]
Related Party Transaction, Daily Vessel Management Fee per Vessel in Operation | €						€ 775		€ 720
Related Party Transaction, Amounts of Transaction					1,541,355		1,464,064
Eurobulk Ltd. [Member] | Fixed Fee Transaction [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction					675,000		625,000
Related Party [Member]
Receivables, Net, Current					$ 568,351						$ 2,416,180
Eurochart [Member] | M/V Molyvos Luck [Member]
Payments to Acquire Vessel				$ 210,000
Eurochart [Member] | M/V Santa Cruz [Member]
Related Party Transaction, Amounts of Transaction	$ 157,500
Eurochart [Member] | Vessel Sales [Member]
Related Party Transaction, Commission, Percentage					1.00%	1.00%
Eurochart [Member] | Charter Revenues [Member]
Related Party Transaction, Commission, Percentage					1.25%	1.25%
Eurochart [Member] | Commission of Purchase Price Paid by Seller of Vessel [Member]
Related Party Transaction, Commission, Percentage					1.00%	1.00%
Eurochart [Member] | Chartering Services [Member]
Commissions Related Party					$ 286,237		521,107
Eurochart [Member] | Commission In Connection With Sale of Vessel [Member]
Related Party Transaction, Commission, Percentage			1.00%
Sentinel [Member]
Related Party Transaction, Amounts of Transaction					$ 28,894		37,086
Related Party Transaction, Commission on Premium, Maximum, Percentage					5.00%	5.00%
Technomar [Member]
Related Party Transaction, Amounts of Transaction					$ 59,788		$ 74,075
Related Party Transaction, Amounts of Transaction per Crew Member per Month					$ 50